Expense Example - iShares ESG Screened S&P Mid-Cap ETF - iShares ESG Screened S&P Mid-Cap ETF	Sep. 18, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 39